SEGMENT AND GEOGRAPHIC INFORMATION - Disaggregated revenue (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of products and services [line items]
Sales	$ 37,107	$ 43,978
Others
Disclosure of products and services [line items]
Sales	8	9
NAFTA | Operating segments
Disclosure of products and services [line items]
Sales	6,783	7,385
Brazil | Operating segments
Disclosure of products and services [line items]
Sales	5,876	6,291
Europe | Operating segments
Disclosure of products and services [line items]
Sales	21,212	26,377
ACIS | Operating segments
Disclosure of products and services [line items]
Sales	2,698	3,189
Mining | Operating segments
Disclosure of products and services [line items]
Sales	530	727
Steel sales
Disclosure of products and services [line items]
Sales	32,442	39,517
Steel sales | Others
Disclosure of products and services [line items]
Sales	0	0
Steel sales | NAFTA | Operating segments
Disclosure of products and services [line items]
Sales	6,223	7,153
Steel sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	5,487	5,877
Steel sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	18,526	23,720
Steel sales | ACIS | Operating segments
Disclosure of products and services [line items]
Sales	2,206	2,767
Steel sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	0	0
Non-steel sales
Disclosure of products and services [line items]
Sales	2,226	2,156
Non-steel sales | Others
Disclosure of products and services [line items]
Sales	0	0
Non-steel sales | NAFTA | Operating segments
Disclosure of products and services [line items]
Sales	313	10
Non-steel sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	79	87
Non-steel sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	1,060	1,124
Non-steel sales | ACIS | Operating segments
Disclosure of products and services [line items]
Sales	258	227
Non-steel sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	516	708
By-product sales
Disclosure of products and services [line items]
Sales	997	856
By-product sales | Others
Disclosure of products and services [line items]
Sales	0	0
By-product sales | NAFTA | Operating segments
Disclosure of products and services [line items]
Sales	48	64
By-product sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	82	67
By-product sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	785	641
By-product sales | ACIS | Operating segments
Disclosure of products and services [line items]
Sales	82	84
By-product sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	0	0
Other sales
Disclosure of products and services [line items]
Sales	1,442	1,449
Other sales | Others
Disclosure of products and services [line items]
Sales	8	9
Other sales | NAFTA | Operating segments
Disclosure of products and services [line items]
Sales	199	158
Other sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	228	260
Other sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	841	892
Other sales | ACIS | Operating segments
Disclosure of products and services [line items]
Sales	152	111
Other sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	$ 14	$ 19